Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Mar. 31, 2018 Segment
Significant Accounting Policies [Line Items]
Fair values of amortized cost	95.00%
Percentage of minimum tax benefit likely of being realized upon settlement	50.00%
Reportable segments	3
Financial statements translation rate, Indian rupees (Rs.) equivalence of U.S. $1	65.11
Retail Loans | Personal loans/Credit card
Significant Accounting Policies [Line Items]
Loans charge off period	180 days
Retail Loans | Auto Loans, Commercial Vehicle and Construction Equipment Finance
Significant Accounting Policies [Line Items]
Loans charge off period	180 days
Retail Loans | Housing loans
Significant Accounting Policies [Line Items]
Loans charge off period	720 days
Retail Loans | Retail Business Banking
Significant Accounting Policies [Line Items]
Loans charge off period	Customer by customer basis
Minimum
Significant Accounting Policies [Line Items]
Bank voting rights	20.00%
Minimum | Retail Loans
Significant Accounting Policies [Line Items]
Loans charge off period	180 days
Maximum
Significant Accounting Policies [Line Items]
Bank voting rights	50.00%
Maximum | Retail Loans
Significant Accounting Policies [Line Items]
Loans charge off period	1083 days